Subsequent Events (Details) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended		161 Months Ended	167 Months Ended	6 Months Ended	1 Months Ended			0 Months Ended	1 Months Ended		1 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2012 Series D Warrant [Member]	Oct. 29, 2012 Subsequent Event [Member]	Oct. 29, 2012 Subsequent Event [Member] Issuance of Equity [Member]	Oct. 29, 2012 Subsequent Event [Member] Issuance of Equity [Member] Series D Warrant [Member]	Oct. 11, 2012 Subsequent Event [Member] Executive Compensation Contracts [Member]	May 31, 2012 Subsequent Event [Member] Executive Compensation Contracts [Member]	Nov. 02, 2012 Subsequent Event [Member] Seismic and Farm Out Option Contract [Member]	May 31, 2012 Subsequent Event [Member] Meetings Attended in Person [Member]	May 31, 2012 Subsequent Event [Member] Meetings Attended Telephonically [Member]
Subsequent Event [Line Items]
Amount of employment contract													$ 180,000	$ 6,000		$ 3,000	$ 500
Monthly medical insurance reimbursement													1,300
Compensation agreement term													3 years
Compensation agreement, maximum cash bonus as a percent of salary													100.00%
Options granted													800,000	50,000
Options vested													50,000	10,000
Percentage of options vested														20.00%
Stock options vested on the one-year anniversary of service													250,000
Percentage of options vest on the one-year anniversary of service														40.00%
Stock options vested on the two-year anniversary of service													250,000
Percentage of options vest on the two-year anniversary														40.00%
Stock options vested on the three-year anniversary of service													250,000
Proceeds from the pending issuance of common stock and warrants			428,000		704,870		4,332,370	4,760,370			292,000
Common stock issued for cash, shares	475,556	1,174,785									324,446
Warrants to be issued					6,214,785				475,556			324,446
Payments for deposits with regulator										$ (50,000)
Operating interest per contract															80.00%
Royalty rate per contract															20.00%